SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Net income (loss) for the period	$ (803)	$ (1,129)	$ (21)	$ 1,800
Basic weighted average number of shares outstanding	122,433,272	117,876,825	120,093,760	113,027,305
Effect of dilutive share options, warrants, and RSUs ('000)				3,248,128
Diluted weighted average number of shares outstanding	122,433,272	117,876,825	120,093,760	116,275,433
Basic income (loss) per share	$ (0.01)	$ (0.01)	$ (0.00)	$ 0.02
Diluted income (loss) per share	$ (0.01)	$ (0.01)	$ (0.00)	$ 0.02